Restructuring and Other Related Charges	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Restructuring and Other Related Charges
Note 16 – Restructuring and Other Related Charges

Company-wide Reorganization Program:
During 2010, the Company initiated a “Company-wide Reorganization Program”, including a reshaping of the organization with the objective of deploying resources closer to the customers, allowing Omnicare to become more responsive to customer needs, better leveraging the Omnicare platform and better positioning the Company for potential growth.  The program is anticipated to be completed in 2011 and is currently estimated to result in restructuring and other related charges of approximately $13 million, and is largely related to severance and employee buyout costs, which will primarily be operating expense related.  In implementing these initiatives, the Company recorded restructuring charges of approximately $3 million in the year ended December 31, 2010.

Details of the Company-wide Reorganization Program restructuring related charges follow (pretax, in thousands):

	2010	Utilized	Balance at
	Provision/	during	December 31,
	Accrual	2010	2010
Restructuring charges:
Employee severance pay	$446	$(141)	$305
Employment agreement buy-outs	2,733	(933)	1,800
Professional fees, facility exit costs and other	91	(91)	-
Total restructuring charges	$3,270	$(1,165)	$2,105

Omnicare Full Potential Program:
In 2006, the Company commenced the implementation of the “Omnicare Full Potential” Plan, a major initiative primarily designed to re-engineer the Company’s pharmacy operating model to increase efficiency and enhance customer growth, which was substantially completed in 2010.  The Omnicare Full Potential Plan optimized resources across the entire organization through implementing best practices, including the realignment and right-sizing of functions, and a “hub-and-spoke” model, whereby certain key administrative and production functions were transferred to regional support centers (“hubs”) specifically designed and managed to perform these tasks, with local pharmacies (“spokes”) focusing on time-sensitive services and customer-facing processes.

The Company recorded restructuring and other related charges for the Omnicare Full Potential Program of approximately $14 million, $20 million and $34 million during the years ended December 31, 2010, 2009 and 2008, respectively, or cumulative aggregate restructuring and other related charges of approximately $110 million through 2010.  The Company eliminated approximately 2,700 positions in completing the Omnicare Full Potential program.

The restructuring charges primarily included severance pay, the buy-out of employment agreements, lease terminations, and other exit-related asset disposals, professional fees and facility exit costs.  The other related charges were primarily comprised of professional fees.  Details of the Omnicare Full Potential Plan restructuring and other related charges follow (pretax, in thousands):

	Balance at	2008	Utilized	Balance at	2009
	December 31,	Provision/	during	December 31,	Provision/
	2007	Accrual	2008	2008	Accrual
Restructuring charges:
Employee severance	$35	$3,983	$(4,018)	$-	$5,759
Employment agreement buy-outs	1,199	337	(1,501)	35	135
Lease terminations	2,471	8,509	(2,969)	8,011	3,416
Other assets, fees and facility exit costs	1,855	15,810	(15,272)	2,393	5,071
Total restructuring charges	$5,560	28,639	$(23,760)	$10,439	14,381

Other related charges		5,450			5,433
Total restructuring and other related charges		$34,089			$19,814

	Utilized	Balance at	2010	Utilized	Balance at
	during	December 31,	Provision/	during	December 31,
	2009	2009	Accrual	2010	2010
Restructuring charges:
Employee severance	$(5,759)	$-	$6,398	$(5,688)	$710
Employment agreement buy-outs	(170)	-	-	-	-
Lease terminations	(4,314)	7,113	3,578	(4,119)	6,572
Other assets, fees and facility exit costs	(7,005)	459	2,453	(2,531)	381
Total restructuring charges	$(17,248)	$7,572	12,429	$(12,338)	$7,663

Other related charges			1,466
Total restructuring and other related charges			$13,895
As of December 31, 2010, the Company has made cumulative payments of approximately $24 million of severance and other employee-related costs for the Omnicare Full Potential Plan.  The remaining liabilities at December 31, 2010 represent amounts not yet paid relating to actions taken in connection with the program (primarily lease payments and employee severance).  The provision/accrual and corresponding payment amounts relating to employee severance were accounted for primarily in accordance with the authoritative guidance for employers’ accounting for postemployment benefits; and the provision/accrual and corresponding payment amounts relating to employment agreement buy-outs are being accounted for primarily in accordance with the authoritative guidance regarding accounting for costs associated with exit or disposal activities.